Convertible Debentures - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands												12 Months Ended
	Dec. 10, 2021 CAD ($) shares	Jun. 10, 2021 CAD ($) shares	Feb. 23, 2021 CAD ($) shares	Feb. 18, 2021 CAD ($) shares	Feb. 03, 2021 CAD ($) shares	Dec. 10, 2020 CAD ($) shares	Aug. 18, 2020 CAD ($) $ / shares shares	Aug. 18, 2020 USD ($) shares	Jun. 08, 2020 CAD ($) shares	May 27, 2020 CAD ($) shares	May 27, 2020 USD ($) shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares	Feb. 23, 2021 $ / shares	Feb. 18, 2021 $ / shares	Aug. 18, 2020 USD ($) shares
Convertible debentures [line items]
Mark to market loss (gain) on convertible debentures												$ (75,123,000)	$ (76,493,000)
Sale of stock issue price per share | shares			22,289,088	25,794,247
Stock issued during period shares | shares	36,818	40,829			200,000	856,206			1,092,142
Stock issued during value	$ 202,000	$ 238,000			$ 900,000	$ 2,585,000			$ 2,152,000			$ 1,289,000	4,737,000
2016 Debentures [member]
Convertible debentures [line items]
Convertible debt, conversion price | $ / shares														$ 2.33	$ 4.69
2017 Debentures [member]
Convertible debentures [line items]
Convertible debt, conversion price | $ / shares														$ 2.69	$ 4.88
2020 Debentures [member]
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures										$ 20,889,000	$ 15,000		20,901,000
Establishment fee, percent										3.00%	3.00%
Establishment fee										$ 627,000	$ 450
Establishment fee (shares) | shares										348,350	348,350
Interest rate										7.50%	7.50%
Borrowings, interest rate, payable in cash										5.00%	5.00%
Borrowings, interest rate, payable in common shares										2.50%	2.50%
Stock shares issued during the period value										$ 20,262,000	$ 14,550		$ 348,350,000
Convertible debentures term												3.41 years	4.41 years
Stock issued during period shares | shares										77,647	77,647
Stock issued during value										$ 440,000			$ 627,000
Interest expense on bonds										943,000	$ 750
Convertible debt, conversion price | $ / shares												$ 2.34	$ 2.34
2020 Debentures [member] | Convertible Debenture Consent Fee [member]
Convertible debentures [line items]
Issue of equity										$ 355,000
Sale of stock issue price per share | shares										180,270	180,270
ISO Energy Debentures [member]
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures							$ 7,902,000	$ 6,000
Establishment fee, percent							3.00%	3.00%
Establishment fee							$ 272,000	$ 180
Establishment fee (shares) | shares							219,689	219,689
Debentures increased							$ 7,630,000
Convertible debentures face value																$ 6,000
Convetible debentures conversion price per share | $ / shares							$ 0.88
Number of common shares issuable upon conversion of debentures. | shares							9,206,311									9,206,311
Convertible debentures term												3.6 years	4.6 years
Interest expense												$ 249,000
Interest payment settled In cash												$ 174,000
Convertible debt, conversion price | $ / shares												$ 0.88	$ 0.88
ISO Energy Debentures [member] | Queens Road Capital Investment Limited [Member]
Convertible debentures [line items]
Stock issued during period shares | shares												40,026
2017 Debentures [member]
Convertible debentures [line items]
Comprehensive income (loss)												$ 336,000	$ 2,888,000
Debentures increased												72,011,000
Gains (losses) recognised in profit or loss, fair value measurement, liabilities												75,123,000	76,493,000
Mark to market loss (gain) on convertible debentures												75,459,000	79,381,000
Debentures increased													226,853,000
Interest expense on convertible debentures												$ 3,729,000	$ 13,371,000
2016 and 2017 Debentures [member]
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures			$ 105,242,000	$ 125,059,000
Debentures increased				$ 60,000
Interest rate												7.50%
Convertible debentures term												July 22, 2022
Sale of stock issue price per share | shares			22,289,088	25,794,247
Stock issued during period related to accrued interest | shares			89,729
Stock issued during period related to unpaid interest | shares			87,316
Stock issued during period value related to accrued And Unpaid Interest			$ 849,000									$ 407,000
Loss on conversion reclassified to accumulated deficit			$ 4,016,000
2016 and 2017 Debentures [member] | Convertible Debenture Consent Fee [member]
Convertible debentures [line items]
Sale of stock issue price per share | shares										180,270	180,270
Stock issued during value										$ 355,000